Note 25 - Contingencies, Commitments and Restrictions on the Distribution of Profits - Equity As Defined Under Luxembourg Law and Regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Total equity	$ 11,580,970	$ 11,413,072	$ 11,866,056	$ 12,806,314
Equity in accordance with Luxembourg law [member]
Statement Line Items [Line Items]
Share capital	1,180,537
Legal reserve	118,054
Share premium	609,733
Retained earnings including net income for the year ended December 31, 2017	16,956,761	$ 17,493,013
Total equity	$ 18,865,085